RELATED-PARTY TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of transactions between related parties [abstract]
Schedule of Expenses Incurred with Remuneration Paid or Payable	Expenses incurred and the respective charges, paid or payable, are as follows:

	Three-month periods ended		Six-month periods ended
Description	June 30, 2026 (Unaudited)	June 30, 2025 (Unaudited)	June 30, 2026 (Unaudited)	June 30, 2025 (Unaudited)

Salaries and benefits	8,292	7,799	18,165	16,562
Post-employment benefit	174	174	348	348
Share-based incentive	20,100	56,957	80,885	68,219

	28,566	64,930	99,398	85,129

Schedule of Transactions Between Related Parties	The transactions with Azorra are presented below:

Creditor	Debtor	Type of operation	June 30, 2026 (Unaudited)	December 31, 2025

ALAB	Azorra	Maintenance reserve	51,901	15,418
ALAB	Azorra	Security deposits	49,711	52,840
Azorra	ALAB	Leases	(462,611)	(295,954)

			Six-month periods ended
Revenue	Expense	Type of operation	June 30, 2026 (Unaudited)	December 31, 2025

Azorra	ALAB	Interest incurred	12,897	57,615